SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥) segment	Dec. 29, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Rate of translations of amounts from RMB into US$				7.0999
Advertising expenses	¥ 582.1	¥ 793.2	¥ 997.7
Employee benefit expenses incurred	¥ 449.8	¥ 395.2	¥ 256.5
Number of reportable segments | segment	1	1	1